Annual Operating Expenses - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund
	Dec. 30, 2022
Operating Expenses:
Management fee	0.78%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.99%

[1]	A The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI ACWI (All Country World Index) ex USA Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.